Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Statements Line Items
Number of warrants outstanding in share-based payment arrangement at beginning of period | Share	12,748,898	10,848,439
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $	$ 1.50	$ 1.65
Number of warrants granted in share-based payment arrangement | Share	1,071,580	2,721,604
Weighted average exercise price of warrants granted in share-based payment arrangement | $	$ 0.95	$ 2.00
Number of warrants exercised in share-based payment arrangement | Share		(437,118)
Weighted average exercise price of warrants exercised in share-based payment arrangement | $		$ 0.85
Number of warrants expired in share-based payment arrangement | Share	(10,027,294)	(384,027)
Weighted average exercise price of warrants expired in share-based payment arrangement | $	$ 0.83	$ 0.45
Number of warrants outstanding in share-based payment arrangement at end of period | Share	3,793,184	12,748,898
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $	$ 1.70	$ 1.50